SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2014
SHORT-TERM AND LONG-TERM LOANS [Abstract]
SHORT-TERM AND LONG-TERM LOANS
13.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Short-term loans	90,000	80,750

Long-term loans	180,750	100,000

Short-term loans outstanding as of December 31, 2013 and 2014 represent US$ denominated bank borrowings of US$90,000 and US$80,750, respectively, obtained from financial institutions in the United States, Singapore and Hong Kong. These bank borrowings are secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$99,601 and US$97,988 as of December 31, 2013 and 2014, respectively. Pledged deposits amounting to US$97,988 (2013: US$83,797) and nil (2013: US$15,804) were classified as “restricted cash, current” and “restricted cash, non-current” on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates of London InterBank Offered Rate (“LIBOR”) plus 2.6% (2013: plus 2.5% to LIBOR plus 2.7%). During the year ended December 31, 2014, the loans outstanding as of December 31, 2013 amounting to US$90,000 were fully repaid and the related pledged deposits amounting to US$99,601 were released by the respective financial institutions.

Long-term loans outstanding as of December 31, 2013 and 2014 represent six and two US$ denominated bank borrowings with an aggregate amount of US$180,750 and US$100,000, respectively, obtained from financial institutions in the United States, which will be due in the third quarter of 2015 and 2016. These bank borrowings are secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$208,235 and US$109,495, respectively. These pledged deposits are classified as “restricted cash, non-current” on the consolidated balance sheets. The long-term bank borrowings are repayable on demand if the Group is not in compliance with certain covenants and provisions stipulated in the loan agreements and bear interest rates ranging from LIBOR plus 1.7% to LIBOR plus 2.6%. US$80,750 of the long-term loans as of December 31, 2013 was reclassified to short-term loans as of December 31, 2014 as the maturity period was within one year.

The Group repaid short-term borrowings of US$180,670 during the year ended December 31, 2013. However, due to administrative delays in releasing the RMB denominated pledged deposits by the respective financial institutions in the PRC, bank deposits of US$172,120 and US$33,460 remained classified as “restricted cash, current” and “restricted cash, non-current”, respectively, on the consolidated balance sheets as of December 31, 2013. The US$205,580 pledged deposits were released by the respective financial institutions during the year ended December 31, 2014.

The Group had undrawn lines of credit with various financial institutions of US$187,670 and US$59,999 as of December 31, 2013 and 2014, respectively.